Concentrations (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Five Unrelated Suppliers [Member]
Concentration of risk percentage	84.00%	98.00%
Supplier One [Member]
Concentration of risk percentage	41.00%	55.00%
Supplier Two [Member]
Concentration of risk percentage	25.00%	36.00%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration of risk percentage	14.00%
Sales Revenue, Net [Member] | No Single Customer [Member]
Concentration of risk percentage		10.00%
Sales Revenue, Net [Member] | Top Five Customers [Member]
Concentration of risk percentage	44.00%	25.00%
Accounts Receivable [Member] | No Single Customer [Member]
Concentration of risk percentage	10.00%		10.00%
Accounts Receivable [Member] | Top Five Customers [Member]
Concentration of risk percentage	24.00%		20.00%